Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of composition of income (loss) from continuing operations before income taxes and income tax expense (benefit)

	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars (in thousands)
Income before income taxes:
Israel	82,933	67,643	20,430
Non-Israeli	5,255	4,285	2,969

	88,188	71,928	23,399

Income tax expense:
Current:
Israel	6,973	(*) 9,930	-
Non-Israeli	2,043	1,603	670
	9,016	11,533	670
Deferred benefit (expense):
Israel	(2)	714	943
Non-Israeli	(775)	(596)	8
	(777)	118	951

	8,239	11,651	1,621

(*) see Note 18B(b)

Schedule of reconciliation of the theoretical income tax expense
	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars (in thousands)
Income before income taxes	88,188	71,928	23,399

Statutory tax rate	23%	23%	23%

Theoretical income tax expense	20,283	16,543	5,382

Increase (decrease) in income tax expense resulting from:

Income tax on earnings of previous years- see Note 18B(b)	-	5,306	-

Non-deductible expenses (*)	358	285	239

Differences between Israeli shekel
and dollar-adjusted financial statements, net (**)	-	-	(739)

Tax rate differential	(12,702)	(10,715)	(3,251)

Other	300	232	(10)

Actual income tax expense (benefit)	8,239	11,651	1,621

(*)           Including non-deductible share-based compensation.
(**)         The Company has elected, as from the 2021 tax year, to measure its results for tax purposes on the basis of the changes in the exchange rate of the Dollar. The Company must continue to be taxed on this basis for at least three years.

Schedule of deferred tax assets and liabilities
	December 31,
	2022	2021
	U.S. Dollars (in thousands)
Deferred tax assets:
Deferred revenue	1,598	838
Accrued expenses	638	535
Net operating loss and tax credit carryforwards	35	211
Lease liability	344	278
Other temporary differences	589	218

Deferred tax asset	3,204	2,080

Deferred tax liabilities:
Property, plant and equipment	(795)	(700)
Right of use assets	(344)	(278)
Undistributed earnings	(1,061)	(875)
Total deferred tax liabilities	(2,200)	(1,853)

Net deferred tax assets	1,004	227